Note Payable, Net (Details) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 02, 2026	Jun. 01, 2026	Mar. 25, 2026	Feb. 28, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 01, 2026	Oct. 01, 2026	Sep. 01, 2026
Note Payable, Net [Line Items]
Principal amount					$ 1,414,070		$ 1,414,070
Interest charge									$ 42,333
Debt issuance costs							44,000
Net proceeds							1,564,000
Repayment amount							341,250
Debt discount					65,324	$ 780,602	254,741	$ 1,064,357	1,136,412	$ 1,291,814
Amortization of debt discount and debt issuance costs									$ 54,186
Interest expense					177,763		196,100
Dune Equity Holdings LLC [Member]
Note Payable, Net [Line Items]
Principal amount		$ 250,000
Monthly payments		$ 46,875
Maturity of notes		Dec. 01, 2026
Net proceeds		$ 200,000
Debt discount		$ 50,000
Percentage of interest charge		18.75%
Dune Equity Holdings LLC [Member] | Forecast [Member]
Note Payable, Net [Line Items]
Unpaid interest											$ 62,500	$ 62,500	$ 62,500
FirstFire Global Opportunities Fund, LLC [Member]
Note Payable, Net [Line Items]
Principal amount	$ 250,000
Monthly payments	$ 46,875
Maturity of notes	Dec. 01, 2026
Net proceeds	$ 200,000
Debt discount	$ 50,000
Percentage of interest charge	10.00%
FirstFire Global Opportunities Fund, LLC [Member] | Forecast [Member]
Note Payable, Net [Line Items]
Unpaid interest											$ 62,500	$ 62,500	$ 62,500
Notes [Member]
Note Payable, Net [Line Items]
Amortization of debt discount and debt issuance costs					56,124		$ 68,150
Vanquish Funding Group, Inc [Member]
Note Payable, Net [Line Items]
Purchase price				$ 414,000
Interest charge				56,138
Debt issuance costs				34,000
Vanquish Funding Group, Inc [Member] | Promissory Note [Member]
Note Payable, Net [Line Items]
Principal amount				467,820
Original issue discount				$ 53,820
Maturity of notes				Feb. 15, 2027
Dune Note [Member] | Dune Equity Holdings LLC [Member]
Note Payable, Net [Line Items]
Percentage of interest charge		10.00%
FirstFire Note [Member] | FirstFire Global Opportunities Fund, LLC [Member]
Note Payable, Net [Line Items]
Percentage of interest charge	18.75%
Business Loan Agreement [Member]
Note Payable, Net [Line Items]
Net proceeds			$ 750,000
Administration fee			37,500
Repayment amount			1,134,000
Business Loan Agreement [Member] | Promissory Note [Member]
Note Payable, Net [Line Items]
Principal amount			787,500
Monthly payments			$ 346,500
Maturity of notes			Oct. 22, 2026
Repayment amount			$ 37,800
Business Loan Agreement [Member] | Confessed Judgement Secured Promissory Note [Member]
Note Payable, Net [Line Items]
Maturity of notes			Oct. 22, 2026
Notes issued			$ 787,500
Business Loan Agreement [Member] | Agile Lending LLC [Member]
Note Payable, Net [Line Items]
Shares issued (in Shares)							10,000
Debt discount							$ 58,200
Business Loan Agreement [Member] | Agile Lending LLC [Member] | Promissory Note [Member]
Note Payable, Net [Line Items]
Principal amount					26,250		$ 26,250
Monthly payments					11,550
Repayment amount					$ 37,800
Maximum [Member] | Vanquish Funding Group, Inc [Member] | Promissory Note [Member]
Note Payable, Net [Line Items]
Monthly payments				$ 288,176
Minimum [Member] | Vanquish Funding Group, Inc [Member] | Promissory Note [Member]
Note Payable, Net [Line Items]
Monthly payments				$ 39,297